Short-term borrowings - Additional Information (Detail) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Short-term Debt [Line Items]
Short-term bank borrowings	¥ 235,000
Short term debt	235,000
Collateral Pledged [Member]
Short-term Debt [Line Items]
Short term debt	¥ 251,853
Weighted Average [Member]
Short-term Debt [Line Items]
Short term borrowings interest rate	4.27%